AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 7, 2001

                                                      REGISTRATION NO. 333-66235
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6
                             ----------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--404
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         7 WORLD TRADE
      INCORPORATED                                       CENTER--40TH FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10048
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

PAINEWEBBER INCORPORATED                              DEAN WITTER REYNOLDS INC.
   1285 AVENUE OF THE                                      TWO WORLD TRADE
        AMERICAS                                         CENTER--59TH FLOOR
   NEW YORK, NY 10019                                    NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.                                    MICHAEL KOCHMANN
      P.O. BOX 9051                                         7 WORLD TRADE
PRINCETON, NJ 08543-9051                                 CENTER--40TH FLOOR
                                                         NEW YORK, NY 10048
    ROBERT E. HOLLEY              COPIES TO:             DOUGLAS LOWE, ESQ.
    1200 HARBOR BLVD.        NORA M. JORDAN, ESQ.     DEAN WITTER REYNOLDS INC.
   WEEHAWKEN, NJ 07087       450 LEXINGTON AVENUE          TWO WORLD TRADE
                              NEW YORK, NY 10017         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2001.

Check box if it is proposed that this filing will become effective on February 16, 2001 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--404
                           (A UNIT INVESTMENT TRUST)

                           -  FLORIDA AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  INCOME DISTRIBUTIONS TWICE A YEAR

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated February 14, 2001.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $195 billion sponsored over the last 30 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF NOVEMBER 30, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
Florida Insured Portfolio--
  Risk/Return Summary.............................    3
New York Insured Portfolio--
  Risk/Return Summary.............................    6
What You Can Expect From Your Investment..........   10
  Income Twice a Year.............................   10
  Return Figures..................................   10
  Records and Reports.............................   10
The Risks You Face................................   11
  Interest Rate Risk..............................   11
  Call Risk.......................................   11
  Reduced Diversification Risk....................   11
  Liquidity Risk..................................   11
  Concentration Risk..............................   11
  State Concentration Risk........................   12
  Bond Quality Risk...............................   13
  Insurance Related Risk..........................   13
  Litigation and Legislation Risks................   14
Selling or Exchanging Units.......................   14
  Sponsors' Secondary Market......................   14
  Selling Units to the Trustee....................   14
  Exchange Option.................................   15
How The Fund Works................................   15
  Pricing.........................................   15
  Evaluations.....................................   16
  Income..........................................   16
  Expenses........................................   16
  Portfolio Changes...............................   17
  Fund Termination................................   17
  Certificates....................................   17
  Trust Indenture.................................   17
  Legal Opinion...................................   18
  Auditors........................................   18
  Sponsors........................................   19
  Trustee.........................................   19
  Underwriters' and Sponsors' Profits.............   19
  Public Distribution.............................   19
  Code of Ethics..................................   19
Taxes.............................................   20
Supplemental Information..........................   21
Financial Statements..............................  D-1

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FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $4,770,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Hospitals/Health Care                                  28%
/ /Lease Rental                                           16%
/ /Miscellaneous                                          11%
/ /Municipal Water/Sewer Utilities                        16%
/ /Special Tax                                            29%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in hospital/health care and special tax bonds, adverse developments in these sectors may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
each June and December):
Regular Semi-annual Income per 1,000 units:         $23.80
Annual Income per 1,000 units:                      $47.61
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                        AMOUNT
                                                    PER 1,000 UNITS
                                                    ---------------
Trustee's Fee                                            $0.62
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                               $0.50
Evaluator's Fee                                          $0.26
Other Operating Expenses                                 $0.38
                                                         -----
TOTAL                                                    $1.76

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        14.54%   4.76%     6.09%   17.91%    5.61%     6.68%
Average      8.10    4.01      5.78    10.45     5.07      6.37
Low          1.55    2.77      5.37     4.32     3.79      5.96
-----------------------------------------------------------------
Average
Sales fee    2.16%   5.09%     5.82%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $931.26
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $3,210,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                11%
/ /Hospitals/Health Care                                  23%
/ /Lease Rental                                           11%
/ /Municipal Water/Sewer Utilities                        19%
/ /Municipal Electric Utilities                            1%
/ /Universities/Colleges                                  31%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Because the Portfolio is concentrated in university/college bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
each June and December):
Regular Semi-annual Income per 1,000 units:         $23.66
Annual Income per 1,000 units:                      $47.33
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   You will pay an up-front sales fee of 2.663%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through February 2001. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                        AMOUNT
                                                    PER 1,000 UNITS
                                                    ---------------
Trustee's Fee                                            $0.63
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                               $0.50
Evaluator's Fee                                          $0.35
Other Operating Expenses                                 $0.60
                                                         -----
TOTAL                                                    $2.08

   The Sponsors historically paid updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered after 1987 and were outstanding on December 31, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 12/31/00.

                 WITH SALES FEE               NO SALES FEE
            1 YEAR  5 YEARS  10 YEARS  1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------------------
High        17.51%   4.77%     6.86%   20.89%    5.74%     7.46%
Average      9.10    4.03      6.17    11.38     5.05      6.75
Low          3.73    3.05      5.79     5.09     3.82      6.38
-----------------------------------------------------------------
Average
Sales fee    2.02%   4.98%     5.78%
-----------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is $250.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER 1,000 UNITS                          $954.71
(as of November 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income twice a year.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                      EFFECTIVE
       TAXABLE INCOME 2000*            TAX RATE                     TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN          %            3%       3.5%       4%       4.5%        5%
                                                           IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850         15.00      3.53      4.12      4.71       5.29       5.88
$ 26,251- 63,550  $ 43,851-105,950         28.00      4.17      4.86      5.56       6.25       6.94
$ 63,551-132,600  $105,951-161,450         31.00      4.35      5.07      5.80       6.52       7.25
$132,601-288,350  $161,451-288,350         36.00      4.69      5.47      6.25       7.03       7.81
   OVER $288,350     OVER $288,350         39.60      4.97      5.79      6.62       7.45       8.28


       TAXABLE I              TAX-FREE YIELD OF
SINGLE RETURN       5.5%        6%        6.5%        7%
                     IS EQUIVALENT TO A TAXABLE YIELD OF
----------------  ------------------------------------------
$      0- 26,250     6.47       7.06       7.65       8.24
$ 26,251- 63,550     7.64       8.33       9.03       9.72
$ 63,551-132,600     7.97       8.70       9.42      10.14
$132,601-288,350     8.59       9.38      10.16      10.94
   OVER $288,350     9.11       9.93      10.76      11.59

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     23.94   5.26   5.92   6.57    7.23    7.89    8.55    9.20    9.86   10.52
$ 26,251- 63,550  $ 43,851-105,950     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 26,251- 63,550  $ 43,851-105,950     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$ 63,551-132,600  $105,951-161,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$132,601-288,350  $161,451-288,350     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $288,350     OVER $288,350     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2000*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 26,251- 63,550  $ 43,851-105,950     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 63,551-132,600  $105,951-161,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$132,601-288,350  $161,451-288,350     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $288,350     OVER $288,350     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME TWICE A YEAR

The Fund will pay you regular semi-annual income. Your income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Florida Portfolio's concentration in hospital and health care bonds.

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New York Portfolio's concentration in university/college bonds. Payment for these bonds depends on:

  - level or amount and diversity of sources of revenue;
  - availability of endowments and other funds;
  - enrollment;
  - financial management;
  - reputation; and
  - for public institutions, the financial condition of the government and its educational policies.

Here is what you should know about the Fund's concentration in special tax bonds. Special tax bonds are payable from and secured by the revenues a municipality derives from a particular tax; for example, a tax on hotel rentals, on the purchase of food and beverages, car rentals, or liquor consumption. These bonds are not secured by general tax revenues. Payment on these bonds may be adversely affected by:

  - a reduction in revenues resulting from a decline in the local economy or population; or
  - a decline in the consumption, use or cost of the goods and services that are subject to taxation.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;
  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and
  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable.

Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 30 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the

Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
7 World Trade Center--40th Floor,
New York, NY 10048
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 404 (Florida and New York Trusts)
  Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 404 (Florida and New York Trusts) Defined Asset Funds, including the portfolios, as of November 30, 2000 and the related statements of operations and of changes in net assets for the year ended November 30, 2000 and the period December 10, 1998 to November 30, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 404 (Florida and New York Trusts) Defined Asset Funds at November 30, 2000 and the results of their operations and changes in their net assets for the above-stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
January 16, 2001

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,734,355)(Note 1)......................                  $4,329,526
  Accrued interest receivable......................                      32,350
  Cash.............................................                      92,747
                                                                   -------------

              Total trust property.................                   4,454,623

LESS LIABILITIES:
  Accrued expenses.................................   $    3,771
  Deferred sales charge............................       17,674         21,445
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  4,776,302 units of fractional undivided
    interest outstanding (Note 3)..................    4,324,703
  Undistributed net investment income..............      108,475
                                                    -------------
                                                                      $4,433,178
                                                                   =============
UNIT VALUE ($4,433,178/4,776,302 units)............                    $0.92816
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                           December 10,
                                                                  1998
                                              Year Ended            to
                                             November 30,  November 30,
                                                    2000          1999
                                             ---------------------------
INVESTMENT INCOME:
  Interest income...........................    $240,935    $ 240,936
  Interest income on segregated bonds.......       1,091        2,524
  Trustee's fees and expenses...............      (5,281)      (5,636)
  Sponsors' fees............................      (2,381)      (2,197)
                                              ---------------------------
  Net investment income.....................     234,364      235,627
                                              ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on securities sold
    sold or redeemed........................     (28,810)
  Unrealized appreciation (depreciation)
    of investments..........................     294,344     (699,173)
                                              ---------------------------

  Net realized and unrealized gain (loss)
    on investments..........................     265,534     (699,173)
                                             ---------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $499,898    $(463,546)
                                             ===========================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                December 10,
                                                                       1998
                                                   Year Ended            to
                                                  November 30,  November 30,
                                                         2000          1999
                                                  --------------------------
OPERATIONS:
  Net investment income...........................  $  234,364   $  235,627
  Realized loss on securities sold
    sold or redeemed..............................     (28,810)
  Unrealized appreciation (depreciation)
    of investments................................     294,344     (699,173)
                                                  --------------------------
  Net increase (decrease) in net assets
    resulting from operations.....................     499,898     (463,546)
                                                  --------------------------

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income..........................................    (235,121)    (119,951)
  Principal.......................................     (28,088)
                                                  --------------------------
  Total distributions.............................    (263,209)    (119,951)
                                                  --------------------------
CAPITAL SHARE TRANSACTIONS - Redemptions of
  223,698 units...................................    (196,158)

DEFERRED SALES CHARGE (Note 5)....................     (47,980)     (35,700)
                                                  --------------------------
NET DECREASE IN NET ASSETS........................      (7,449)    (619,197)

NET ASSETS AT BEGINNING OF PERIOD.................   4,440,627    5,059,824
                                                  --------------------------
NET ASSETS AT END OF PERIOD.......................  $4,433,178   $4,440,627
                                                  ==========================
PER UNIT:
  Income distributions during period..............    $0.04763     $0.02399
                                                  ==========================
  Principal distributions during period...........    $0.00569
                                                  ==========================
  Net asset value at end of period................    $0.92816     $0.88813
                                                  ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD..........   4,776,302    5,000,000
                                                  ==========================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 10, 1998 was based upon offer side evaluations at December 8, 1998, the day prior to the Date of Deposit. Cost of securities at December 10, 1998 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      Distributions of net investment income are made semi-annually. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 4,776,302 units at Date of Deposit..........    $4,833,450
      Redemptions of units - net cost of 223,698 units
        redeemed less redemption amounts..................        33,045
      Realized loss on securities sold or redeemed........       (28,810)
      Principal distributions.............................       (28,088)
      Deferred sales charge...............................       (83,680)
      Interest income on segregated bonds.................         3,615
      Unrealized depreciation of investments..............      (404,829)
                                                           --------------

      Net capital applicable to Holders...................    $4,324,703
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $404,829, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $4,734,355 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED SALES CHARGE

      A deferred sales charge of $2.38 per 1,000 units was charged on a quarterly basis in the first year and $2.37 per 1,000 units was charged on a quarterly basis in the second year, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $19.00 per 1,000 units over the first two years of the life of the Fund. If a Holder redeemed their units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge was charged.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404
DEFINED ASSET FUNDS

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                         Rating                                       Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            -------------                ---------       ------  ------ ------------- -------------         -------      --------
 1 Martin Cnty. Hlth. Fac. Auth., FL,      AAA       $  750,000   5.000%   2028         11/15/08         $  750,000    $  679,920
   Hosp. Rev. Bonds (Martin Mem. Med.                                                   @ 102.000
   Ctr. Proj.), Ser. 1998 (AMBAC Ins.)

 2 Tampa, FL, Catholic Hlth. East,         AAA          600,000   4.750    2028         11/15/08            581,346       517,770
   Hlth. Sys. Rev. Bonds Ser. 1998 A-3                                                  @ 102.000
   (MBIA Ins.)

 3 The School Bd. of Miami-Dade Cnty.,     AAA          750,000   5.000    2025         08/01/08            750,000       694,972
   FL, Rfdg. Certs. of Part., Ser.                                                      @ 101.000
   1998 C (FSA Ins.)

 4 Tampa Bay, FL, Regl. Wtr. Supply        AAA          750,000   4.750    2027         10/01/08            732,675       661,680
   Auth., Util. Sys. Rev. Bonds, Ser.                                                   @ 101.000
   1998 B (Financial Guaranty Ins.)

 5 Miami-Dade Cnty. FL, Subordinate        AAA          715,000   5.000    2037         04/01/08            713,212       653,832
   Spec. Oblig. Bonds, Ser. 1997 B                                                      @ 102.000
   (MBIA Ins.)

 6 City Place Cmnty. Dev. Dist., FL,       Aaa(m        690,000   5.000    2026         05/01/08            690,000       640,630
   Cap. Imp. Rev. Bonds Ser. 1998                                                       @ 101.000
   (MBIA Ins.)

 7 Village Ctr. Cmnty. Dev. Dist., FL,     AAA          515,000   5.000    2021         11/01/07            517,122       480,722
   Rec. Rev. Rfdg. Bonds, Ser. 1998 A                                                   @ 102.000
   (MBIA Ins.)

                                                   --------------                                      -------------- --------------
TOTAL                                                $4,770,000                                          $4,734,355    $4,329,526
                                                   ==============                                      ============== ==============

                     See Notes to Portfolios on Page D - 15.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF NOVEMBER 30, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,160,164)(Note 1)......................                  $2,911,407
  Receivable from security sold or redeemed........                      31,747
  Accrued interest receivable......................                      62,489
  Accrued interest on segregated bonds.............                         443
  Cash.............................................                      38,136
                                                                   -------------

              Total trust property.................                   3,044,222

LESS LIABILITIES:
  Redemptions payable..............................   $   31,533
  Accrued expenses.................................        3,008
  Deferred sales charge............................       22,391         56,932
                                                    -------------  -------------

NET ASSETS, REPRESENTED BY:
  3,167,020 units of fractional undivided
    interest outstanding (Note 3)..................    2,915,502
  Undistributed net investment income..............       71,788
                                                    -------------
                                                                      $2,987,290
                                                                   =============
UNIT VALUE ($2,987,290/3,167,020 units)............                    $0.94325
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                              December 10,
                                                                     1998
                                                 Year Ended            to
                                                November 30,  November 30,
                                                       2000          1999
                                               ---------------------------
INVESTMENT INCOME:
  Interest income...........................      $162,284      $ 191,506
  Interest income on segregated bonds.......         1,570          2,708
  Trustee's fees and expenses...............        (4,431)        (4,941)
  Sponsors' fees............................        (1,668)        (1,709)
                                               ---------------------------
  Net investment income.....................       157,755        187,564
                                               ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on securities sold
    or redeemed.............................       (68,880)       (37,926)
  Unrealized appreciation (depreciation)
    of investments..........................       248,998       (497,755)
                                               ---------------------------

  Net realized and unrealized gain (loss)
    on investments..........................       180,118       (535,681)
                                               ---------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................      $337,873      $(348,117)
                                               ===========================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                December 10,
                                                                       1998
                                                   Year Ended            to
                                                  November 30,  November 30,
                                                         2000          1999
                                                  --------------------------
OPERATIONS:
  Net investment income...........................    $157,755   $  187,564
  Realized loss on securities sold
    or redeemed...................................     (68,880)     (37,926)
  Unrealized appreciation (depreciation)
    of investments................................     248,998     (497,755)
                                                  --------------------------
  Net increase (decrease) in net assets
    resulting from operations.....................     337,873     (348,117)

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)..........    (159,658)     (96,922)

DEFERRED SALES CHARGE (Note 5)....................     (35,294)     (33,200)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  441,733 and 391,247 units, respectively.........    (388,740)    (353,715)
                                                  --------------------------
NET DECREASE IN NET ASSETS........................    (245,819)    (831,954)

NET ASSETS AT BEGINNING OF PERIOD.................   3,233,109    4,065,063
                                                  --------------------------
NET ASSETS AT END OF PERIOD.......................  $2,987,290   $3,233,109
                                                  ==========================
PER UNIT:
  Income distributions during period..............    $0.04767     $0.02423
                                                  ==========================
  Net asset value at end of period................    $0.94325     $0.89591
                                                  ==========================
TRUST UNITS OUTSTANDING AT END OF PERIOD..........   3,167,020    3,608,753
                                                  ==========================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 10, 1998 was based upon offer side evaluations at December 8, 1998, the day prior to the Date of Deposit. Cost of securities at December 10, 1998 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      Distributions of net investment income are made semi-annually. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,167,020 units at Date of Deposit..........    $3,218,534
      Redemptions of units - net cost of 832,980 units
        redeemed less redemption amounts..................       116,747
      Realized loss on securities sold or redeemed........      (106,806)
      Deferred sales charge...............................       (68,494)
      Interest income on segregated bonds.................         4,278
      Unrealized depreciation of investments..............      (248,757)
                                                           --------------

      Net capital applicable to Holders...................    $2,915,502
                                                           ==============

  4.  INCOME TAXES

      As of November 30, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $248,757, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,160,164 at November 30, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  5.  DEFERRED SALES CHARGE

     A deferred sales charge of $2.38 per 1,000 units was charged on a quarterly basis in the first year and $2.37 per 1,000 units was charged on a quarterly basis in the second year, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $19.00 per 1,000 units over the first two years of the life of the Fund. If a Holder redeemed their units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge was charged.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of             Face                        Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            -------------               ---------        ------  ------ ------------- -------------         -------      --------
 1 Metropolitan Trans. Auth., NY,          AAA       $  300,000   5.000%   2023         07/01/08         $  300,000    $  279,255
   Commuter Facs. Rev. Bonds, Ser.                                                      @ 101.000
   1998 A (FSA Ins.)

 2 Dormitory Auth. of the State New        AAA          470,000   5.000    2023         08/15/08            470,000       436,061
   York, Mental Hlth. Srvcs. Facs.                                                      @ 101.000
   Imp. Rev. Bonds, Ser. 1998 D
   (MBIA Ins.)

 3 Dormitory Auth. of the the State of     AAA          245,000   4.750    2023         02/01/09            238,125       215,056
   New York, Kingsbrook Jewish Med.                                                     @ 101.000
   Ctr., FHA-Ins. Mtge. Hosp. Rev.
   Bonds, Ser. 1998 (MBIA Ins.)

 4 Dormitory Auth. of the the State of     AAA           35,000   3.800    2001         None                 35,214        34,956
   New York, Kingsbrook Jewish Med.
   Ctr., FHA-Ins. Mtge. Hosp. Rev.
   Bonds, Ser. 1998 (MBIA Ins.)(5)

 5 New York State Urban Dev. Corp.,        AAA          350,000   5.000    2025         01/01/09            350,000       325,017
   Corr. Facs. Service Contract Rev.                                                    @ 101.000
   Bonds, Ser. B (FSA Ins.)

 6 New York State Energy Research and      AAA           45,000   5.150    2025         11/01/08             45,396        42,537
   Dev. Auth., Poll. Ctl. Rfdg. Rev.                                                    @ 102.000
   Bonds (Niagara Mohawk Power Corp.),
   Ser. 1998 A (AMBAC Ins.)

 7 New York City, NY, Muni. Wtr. Fin.      AAA          615,000   5.125    2030         06/15/07            618,444       573,863
   Auth., Wtr. and Swr. Sys. Rev.                                                       @ 101.000
   Bonds, Ser. 1998 B (Financial
   Guaranty Ins.)

 8 Nassau Cnty. Indl. Dev. Agy., NY,       AAA          515,000   4.750    2028         07/01/08            502,985       452,206
   Civic Fac. Rfdg. and Rev. Bonds                                                      @ 102.000
   (Hofstra Univ. Proj.), Ser. 1998
   (MBIA Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF NOVEMBER 30, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of             Face                        Redemption
            Securities(4)               Issues(1)        Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            -------------               ---------        ------  ------ ------------- -------------         -------      --------
 9 St. Lawrance, NY, Indl. Dev. Agy.,      AAA       $  600,000   5.000%   2028         07/01/08         $  600,000    $  552,456
   Civic Fac. Ins. Rev. Bonds                                                           @ 102.000
   (St. Lawrance Univ. Proj.), Ser.
   1998 A (MBIA Ins.)

                                                   --------------                                     --------------  --------------
TOTAL                                                $3,175,000                                          $3,160,164    $2,911,407
                                                   ==============                                     ==============  ==============


                     See Notes to Portfolios on Page D - 15.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 404 (FLORIDA AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF NOVEMBER 30, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   (5) It is anticipated that interest and principal received from these bonds will be applied to the payment of the Trust's deferred sales charges.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--404
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-66235) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     32708--2/01

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 2 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--400, 1933 Act File No. 333-53537).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--404
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--404, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 7TH DAY OF FEBRUARY, 2001.

               SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R-6.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89005,
                                            333-39302 and 333-53964

     BRUCE F. ALONSO
     STEPHEN S. CRAWFORD
     JAMES F. HIGGINS
     JOHN J. MACK
     DONALD G. KEMPF, JR.
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     ROBERT G. SCOTT
     JOSEPH G. SINISCALCHI

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)